Note 7 - Loan Receivable (Details) - iSTAR Investment Services Loan Receivable Due From Third Parties (USD $)	Dec. 31, 2013		Dec. 31, 2012		Dec. 31, 2011
Accounts, Notes, Loans and Financing Receivable [Line Items]
Amount	$ 10,333,120		$ 1,205,604		$ 9,565,503
A [Member]
Accounts, Notes, Loans and Financing Receivable [Line Items]
Amount			1,205,604	[1]
Interest Rate	6.00%
B [Member]
Accounts, Notes, Loans and Financing Receivable [Line Items]
Amount	$ 10,333,120	[2]		[2]
Interest Rate	1.50%

[1]	The principal and its return are guaranteed by a third party individual. There is an interest of 1.25% per month charged on overdue balance. The Company collected $995,190 and wrote off the uncollected balances in 2013.
[2]	The loan was made to the Langfang Developer, in which the Group also made an equity method investment during the year (Note 6). The principal and its return are pledged by the 100% equity interests of Langfang Developer, which was completed in April 2014 (Note 25).